Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,027,517	$ 1,661,085
Prepaid expenses	249,167	578,413
Total Current Assets	1,276,684	2,239,498
Investments held in Trust Account	400,249,491	400,085,104
TOTAL ASSETS	401,526,175	402,324,602
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities — accounts payable and accrued expenses	6,850,353	118,353
Derivative warrant liabilities	34,617,500	46,970,000
Deferred underwriting fee payable	13,125,000	13,125,000
Total Liabilities	54,592,853	60,213,353
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued or outstanding
Accumulated deficit	(53,067,678)	(57,889,751)
Total Shareholders' Deficit	(53,066,678)	(57,888,751)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	401,526,175	402,324,602
Common Class A [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, $0.0001 par value, 40,000,000 shares issued and outstanding at $10.00 per share redemption value as of December 31, 2021 and 2020	400,000,000	400,000,000
Shareholders' Deficit
Common stock value	0	0
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 1,000	$ 1,000